Share-based Compensation	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Share-based Compensation
14.	Share-based Compensation

(a)	Description of stock incentive plan
2012 Incentive Plan
In September 2012, the Group permitted the grant of options of the Company to relevant directors and officers of the Company (“the 2012 Incentive Plan”). Option awards are granted with an exercise price determined by the Board of Directors. Those options awards generally vest over a period of four years. Vested options shall be held by the Chief Executive Officer (“CEO”) of the Company in trust and may be exercised/transferred after the completion of IPO. In September 2018, the 2012 Incentive Plan was cancelled without the concurrent grant of a replacement award, the Group would recognize any remaining unrecognized compensation cost; however, the 2012 Incentive Plan effectively has no value because it is not probable of vesting until the IPO is completed. Therefore, the Company concluded the cancellation of the 2012 Incentive Plan has no accounting implications and did not recognize share-based compensation expenses in the consolidated statements of operations and comprehensive loss.
2018 Incentive Plan
In September 2018 and April 2019, the Group permitted the grant of options and restricted shares of the Company to relevant directors, officers, other employees and consultants of the Company (“the 2018 Incentive Plan”). Option awards are granted with an exercise price determined by the Board of Directors. Those options and restricted shares awards generally vest over a period of four years. Both vested options and restricted shares shall be held by the Chief Executive Officer (“CEO”) of the Company in trust and may be exercised/transferred after the completion of IPO.
On May 31, 2019, in connection with the Reorganization in 2019, the board of directors of the Company approved the 2019 Share Incentive Plan (the “2019 Incentive Plan”) whereby the incentive share options and restricted shares granted to employees and non-employees
by Lizhi BVI in 2018 Incentive Plan shall be replaced and superseded by the exact number of share options and restricted shares of the Company for each grantee (the “2019 Replacement”). There are no change of fair value, vesting schedule and other key terms of such award agreements entered into with each grantee and the classification of share based awards immediately before and after the 2019 Replacement, thus, the 2019 Replacement was not considered a modification of share based awards.
On March 18, 2020, the 2019 Incentive Plan was further amended and restated, to increase the maximum aggregate number of Class A ordinary shares authorized to issue from 40,000,000 to 100,000,000 (“the Amended and Restated 2019 Share Incentive Plan”).
In March and April 2020, the Company granted an aggregate of
2,935,620
share options with exercise price of US$0.0001 to certain employees of the Company. Those options awards will be vested over a period from nil to three years.
As of December

31
,
2018
and
2019
, the Group did
not
recognize share-based compensation expenses in the consolidated statements of operations and comprehensive loss, because the Group assessed and concluded that it is not probable that the achievement of the performance condition (i.e. IPO) will be met.
As of December 31, 2018 and 2019, total unrecognized compensation expenses related to unvested awards granted under the 2018 Incentive Plan were RMB40.1 million (US$5.8 million) and RMB58.3 million (US$8.4 million) respectively, which are expected to be recognized through the remaining vesting period of each grant if it is probable that the performance condition will be achieved. As of December 31, 2018 and 2019, the weighted average remaining vesting period for share based awards were 3.75 years and 2.90 years respectively.
In September 2019, the Company issued 25,428,430 ordinary shares to Kastle Limited, which holds such ordinary shares in trust for the benefit of certain Company’s senior management and directors before the corresponding share awards granted to such senior management and directors are vested pursuant to the 2019 Incentive Plan. The corresponding share awards granted to such senior management and directors were included in the outstanding options and restricted shares as of December 31, 2019.

(b)	Valuation assumptions
The Group uses binomial option pricing model to determine fair value of the share-based awards. The estimated fair value of each option granted is estimated on the date of grant using the binomial option-pricing model with the following assumptions:

	For the year ended December 31, 201 8
Expected volatility		56.38%
Weighted average volatility		56.38%
Expected dividends		—
Risk-free rate		3.05%
Contractual term(in years)		10
Enterprise value per ordinary share	US$	0.21
No share options were granted for the years ended December 31, 2017 and 2019.
The expected volatility at the grant date and each option valuation date was estimated based on the annualized standard deviation of the daily return embedded in historical share prices of comparable peer companies with a time horizon close to the expected expiry of the term of the options. The weighted average volatility is the expected volatility at the grant date weighted by number of options. The Company has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future. The contractual term is the contract life of the options. The Group estimated the risk free interest rate based on the market yield of US Government Bonds with maturities of ten years as of the valuation date, plus a country default risk spread between China and US.
(c)	Stock options activities
The following table presents a summary of the Company’s stock options activities for the years ended December 31,
2017,
2018 and 2019.

	Employees	Consultants	Total	Weighted average exercise price	Remaining contractual life	Aggregated intrinsic value
	(in thousands)	(in thousands)	(in thousands)	US$		RMB
Outstanding at January 1, 2017	2,950	—	2,950	0.001	—	735
Cancelled	—	—	—	—	—	—
Granted	—	—	—	—	—	—
Forfeited	—	—	—	—	—	—
Outstanding at December 31, 2017	2,950	—	2,950	0.001	—	3,031
Outstanding at January 1, 2018	2,950	—	2,950	0.001	—	3,031
Cancelled	(2,950)	—	(2,950)	0.01	—	—
Granted	12,766	500	13,266	0.0001	—	—
Forfeited	(101)	—	(101)	0.0001	—	—
Outstanding at December 31, 2018	12,665	500	13,165	0.0001	3.75	20,514
Exercisable as of December 31, 2018	—	—	—	—	—	—
Outstanding at January 1, 2019	12,665	500	13,165	0.0001	3.75	20,514
Cancelled	—	—	—	—	—	—
Granted	—	—	—	—	—	—
Forfeited	(844)	—	(844)	0.0001	—	—
Outstanding at December 31, 2019	11,821	500	12,321	0.0001	2.75	43,011
Exercisable as of December 31, 2019	—	—	—	—	—	—
The weighted average grant date fair value of options granted for the years ended December 31,
2017,
2018 and 2019 were
 nil,
RMB1.44 (US$0.21) and nil per option, respectively.
No options were exercised for the years ended December 31,
2017,
2018 and 2019.

(d)	Restricted shares activities
Summary of restricted shares:
The following table sets forth the summary of restricted shares activities:

	Number of Restricted Shares Granted	Weighted-Average Grant Date Fair Value
	(in thousands)	(in thousands) US$
January 1, 2018
Awarded	14,500	0.21
Vested	—	—
Outstanding at December 31, 2018	14,500	0.21
January 1, 2019	14,500	0.21
Awarded	10,428	0.26
Vested	—	—

Outstanding at December 31, 2019	24,928	0.23

(e)	Founders’ shares
In accordance with the restricted share agreement dated as of March 7, 2011, all ordinary shares ultimately owned by the Company’s founders became subject to four-year vesting schedule, with 25% vesting on each anniversary of this date of over four years. In the event the founder’s relationship with the Group terminates, directly or indirectly, upon (i) the voluntary termination by the founder of his employment with the Group, or (ii) the termination by the Group of the founder’s employment for any event of default, then the Company shall have the right to repurchase from the founder all of the restricted shares that have not been released from the repurchase right. All of the restricted shares shall be released from the repurchase right upon the earlier to occur of: (i) a QIPO and (ii) the sale of all or substantially all of the assets of the Company or the consolidation, merger or other business combination of the Company with or into any other business entity pursuant to which shareholders of the Company prior to such consolidation, merger or other business combination hold less than a majority of the voting power of the surviving or resulting entity. The Company accounted for this arrangement similar to a reverse stock split, followed by the grant of restricted stock awards subject to service vesting conditions, though these founders’ shares are legally outstanding from the grant day. Accordingly, compensation cost was measured based on the fair value of the ordinary shares at the grant date and is recognized over the requisite service period.